PREPAYMENT FOR ACQUISITION OF PROPERTY (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 CNY (¥) a	Dec. 31, 2015 CNY (¥)
Earnest Money Deposits	¥ 71,024	$ 10,230	¥ 71,024	¥ 0
Area of Land			1,500